Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Dec. 29, 2016
C000173812
Account Value [Line Items]
Account Value	$ 16,835.53	$ 12,050.31	$ 14,704.63	$ 10,236.43	$ 5,113.56	$ 6,712.88	$ 9,823.82	$ 8,440.00	$ 10,000.00
C000173813
Account Value [Line Items]
Account Value	$ 16,422.17	11,804.75	14,446.57	10,090.91	5,049.72	6,652.65	9,783.83	8,420.00	10,000.00
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 21,271.05	17,215.66	17,070.45	18,312.47	12,910.16	12,245.24	12,405.67	11,092.69	10,000.00
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 22,329.98	17,875.52	17,512.69	18,398.81	13,083.50	12,251.00	12,286.69	11,012.74	10,000.00
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 21,271.05	17,215.66	17,070.45	18,312.47	12,910.16	12,245.24	12,405.67	11,092.69	10,000.00
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 22,329.98	$ 17,875.52	$ 17,512.69	$ 18,398.81	$ 13,083.50	$ 12,251.00	$ 12,286.69	$ 11,012.74	$ 10,000.00